Additional disclosures - Parent-Only Comprehensive Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
Profit (loss)	€ (7,708)	€ 8,116	€ 9,315
OTHER RECOGNISED INCOME AND EXPENSE	(9,794)	267	(2,298)
Items that may be reclassified subsequently to profit or loss	(8,776)	1,618	(2,630)
Hedging instruments (items not designated)	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	(100)	2,414	(591)
Revaluation gains (losses)	692	2,588	(29)
Amounts transferred to income statement	(1,165)	(792)	(562)
Other reclassifications	373	618	0
Cash flow hedges (effective portion)	(53)	8	174
Revaluation gains (losses)	799	(1,104)	491
Amounts transferred to income statement	(852)	1,112	(317)
Other reclassifications	0	0	0
Hedges of net investments in foreign operations (effective portion)	2,340	(1,151)	(2)
Exchange differences	(11,040)	1,232	(2,253)
Non-current assets held for sale	0	0	0
Income tax	228	(870)	139
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(1,018)	(1,351)	332
Actuarial gains and losses on defined benefit pension plans	(25)	(1,677)	618
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(4)	1	1
Income tax relating to items that will not be reclassified	(103)	510	(222)
Total recognised income and expenses for the year	(17,502)	8,383	7,017
Banco Santander, S.A. | Reportable Legal Entities
Condensed Statement of Income Captions [Line Items]
Profit (loss)	(3,557)	3,530	3,301
OTHER RECOGNISED INCOME AND EXPENSE	(1,221)	119	(410)
Items that may be reclassified subsequently to profit or loss	(363)	421	(348)
Hedging instruments (items not designated)	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	(316)	723	(634)
Revaluation gains (losses)	244	697	(135)
Amounts transferred to income statement	(560)	(592)	(499)
Other reclassifications	0	618	0
Cash flow hedges (effective portion)	(206)	(117)	137
Revaluation gains (losses)	(239)	(205)	153
Amounts transferred to income statement	33	88	(16)
Amounts transferred to initial carrying amount of hedged items	0	0	0
Other reclassifications	0	0	0
Hedges of net investments in foreign operations (effective portion)	0	0	0
Exchange differences	0	0	0
Non-current assets held for sale	0	0	0
Income tax	159	(185)	149
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(858)	(302)	(62)
Actuarial gains and losses on defined benefit pension plans	(77)	(327)	43
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(796)	(135)	(78)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	4	44	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(4)	(44)	0
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	4	2	0
Income tax relating to items that will not be reclassified	11	158	(27)
Total recognised income and expenses for the year	€ (4,778)	€ 3,649	€ 2,891